Notes payable - Term Loan Facility (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2020
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 483,636
Write-off of the remaining discount and deferred financing costs	(2,182)
Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 300,000	$ 300,000
Interest expense	42,165	44,786
Amortization of debt discount	$ 6,653	$ 6,184